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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                             Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2003 through September 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                      HIGH
                                     INCOME
                                      TRUST

                                   Semiannual
                                     Report

                                     9/30/03

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       1

Portfolio Summary                                                           2

Performance Update                                                          3

Portfolio Management Discussion                                             4

Schedule of Investments                                                     7

Financial Statements                                                       17

Notes to Financial Statements                                              21

Results of Shareowner Meeting                                              30

Trustees, Officers and Service Providers                                   31

Programs and Services for Pioneer Shareowners                              32

Retirement Plans from Pioneer                                              34

The Pioneer Family of Mutual Funds                                         36

Pioneer High Income Trust

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The stock market rally that began last spring extended into late summer as signs of an economic recovery accumulated. Gross domestic product, a tally of all goods and services produced in the United States, expanded, thanks to increased personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals. While broader market indicators managed small gains, the NASDAQ Composite rose sharply in the third quarter as investors sensed that companies might soon boost technology outlays. September's dip in consumer expectations linked to slow job creation, plus cutbacks in OPEC oil production, drove markets off their highest levels. Investors also kept an eye on the news, as U.S. troops came under daily fire in Iraq and tensions elsewhere remained.

As the economy appeared to strengthen, investors who had sought safety in U.S. Treasury issues grew less risk-averse. As a result, corporate bonds moved broadly higher and the Treasury bond rally stalled. Some of the biggest gains were recorded among lower-rated, high-yield bonds whose issuers often depend on a strong economy to boost earnings. Bonds in emerging and developed markets also did well, as economies stabilized and currencies rose against the slumping U.S. dollar.

Stocks and bonds, bonds and stocks

Over the past few years, investor sentiment has swung from stocks to bonds and back again, from U.S. government securities to corporate and international issues. Each sector has spent time in the spotlight or back stage, delivering periods of stronger or weaker performance relative to one another.

With sectors constantly moving in and out of favor, how can you increase your chances of holding investments that are performing well? By owning several kinds of securities, not just one or two. Through a process called asset allocation, you can create an investment mix that reflects your needs, taking into account such factors as your age, your financial goals and their timing, and, of course, your comfort level where risk is concerned.

Asset allocation is only one area in which a qualified investment professional can serve you well. Ask your advisor to review how shifting markets may have affected your asset allocation recently. And if you've never thought about asset allocation before, now is the best time to start.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert Hood

Osbert Hood, President and Chief Executive Officer
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

[SIDEBAR TEXT]

--------------------------------------
     Pioneer's new
     president

     Osbert Hood was recently
     named Chief Executive
     Officer and President of
     Pioneer Investments U.S.A.
     Mr. Hood, formerly Pioneer's
     Chief Operating Officer and
     a key member of the senior
     management committee,
     joined Pioneer in 2000 from
     John Hancock Financial
     Services, where he had held
     senior financial positions.
     "I am excited and honored
     to have the opportunity to
     lead Pioneer as it continues
     to grow," Mr. Hood said.
     "As CEO I look forward to
     furthering Pioneer's
     strategic goals, including
     developing new products that
     can meet the wider needs of
     investors and the advisers
     who serve them."
--------------------------------------

[END SIDEBAR TEXT]

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Corporate Bonds & Notes 80.9%
Convertible Bonds 6.3%
Temporary Cash Investments 5.7%
Municipal Bonds 4.7%
Sovereign Debt Obligations 1.9%
Trust Preferred Shares 0.5%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 Year 2.3%
1-3 Years 13.8%
3-4 Years 20.3%
4-6 Years 49.5%
6-8 Years 9.7%
8+ Years 4.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
    1.  Xerox Capital Trust I, 8.0%, 2/1/27                            1.98%
--------------------------------------------------------------------------------
    2.  Baytex Energy Ltd., 9.625%, 7/15/10                            1.96
--------------------------------------------------------------------------------
    3.  Huntsman International LLC, 10.125%, 7/1/09                    1.92
--------------------------------------------------------------------------------
    4.  IVAX Corp., 4.5%, 5/15/08                                      1.85
--------------------------------------------------------------------------------
    5.  Burns, Philp Capital Property Ltd., 9.75%, 7/15/12 (144A)      1.69
--------------------------------------------------------------------------------
    6.  NMHG Holding Co., 10.0%, 5/15/09                               1.69
--------------------------------------------------------------------------------
    7.  Juniper Networks, Inc., 4.75%, 3/15/07                         1.65
--------------------------------------------------------------------------------
    8.  GATX Financial Corp., 8.875%, 6/1/09                           1.63
--------------------------------------------------------------------------------
    9.  Asbury Automotive Group Inc., 9.0%, 6/15/12                    1.55
--------------------------------------------------------------------------------
   10.  Phelps Dodge Corp., 9.5%, 6/1/31                               1.54
--------------------------------------------------------------------------------

*This list excludes money market and derivative instruments. Trust holdings will vary for other periods.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/03
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share          9/30/03      3/31/03
                          $15.29       $14.49

Net Asset Value
per Common Share          9/30/03      3/31/03
                          $15.10       $13.43

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 9/30/03)        Income       Capital Gains   Capital Gains
                          $0.825       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer High Income Trust at public offering price, compared to that of the Merrill Lynch High Yield Master II Index.

       Average Annual Total Returns
        (As of September 30, 2003)

                      Net Asset     Market
  Period                Value       Price*
  Life-of-Trust
  (4/25/02)            23.77%       19.73%
  1 Year               39.42%       31.97%

* When net asset value (NAV) is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                                  Merrill Lynch
           Pioneer                High Yield
           High Income            Master II
           Trust                  Index

4/02       10000                  10000
3/03       10457                  10171
9/03       11973                  11481

+ Index comparison begins April 30, 2002. The Merrill Lynch High Yield Master
  II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index. Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes and fees that a shareowner would pay on Trust distributions of the redemption of Trust shares.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03
--------------------------------------------------------------------------------

As evidence steadily accumulated that the domestic economy finally was strengthening and growth was beginning to accelerate, high-yield bonds and other corporate-backed fixed-income securities rebounded robustly during the six months ended September 30, 2003. The following is an interview with Kenneth
J. Taubes, who discusses the Trust's performance during the period. Mr. Taubes, head of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Trust.

Q: How has the portfolio performed?

A: During a period of rising expectations for both economic growth and corporate profitability, the portfolio delivered excellent performance. For the six months ended September 30, 2003, Pioneer High Income Trust had a total return of 18.90% at net asset value and 11.59% at market price, with a premium of market price to net asset value of 1.26% on September 30. The benchmark Merrill Lynch High Yield Master II Index returned 12.90% during the same period. We also continued to meet our goal of providing superior income. On September 30, the Trust's 30-day SEC yield was 11.49%.

Q: What factors contributed to the strong performance?

A: The Trust benefited from both a favorable environment and superior security selection. The rally in virtually all corporate securities had begun in late 2002 when the Federal Reserve lowered short-term interest rates once again. That rebound picked up steam in early 2003, at the start of the fiscal period, when evidence grew that corporate earnings finally were starting to accelerate. Other factors also raised expectations about the economy and supported the high-yield bond market. Leading economic indicators became more positive and Congress approved President Bush's tax-cut proposals, giving further immediate stimulus to the economy. Meanwhile, the weakening U.S. dollar helped U.S. manufacturers by making their products more competitive overseas and imports less competitive within the United States.

   With the improvement in performance of corporate securities, high-yield bonds outperformed investment-grade corporates as well as Treasury and government agency bonds, which began to suffer some price erosion as interest rates on Treasures with maturities

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   of five years or longer started to rise. As interest rates rise, bond prices tend to decline.

Q: What were your principal strategies?

A: The principal emphasis was in U.S. corporate bonds. These bonds accounted for 75% of Trust assets at the start of the fiscal period, on April 1, and comprised 79% of Trust assets on September 30. Of that amount, 71% were invested in below-investment grade bonds and 8% in investment grade securities. The balance of the assets was invested in high-yielding securities issued by foreign companies and governments. These latter investments, in addition to any gains realized in local currencies, also benefited from the rising value of the foreign currencies against the weakening U.S. dollar.

   Within the high-yield corporate sector, we tended to emphasize bonds of cyclical companies that had the greatest potential to do well in an expanding economy. These investments included industries such as commodities, basic materials and transportation.

Q: What types of investments most affected Trust performance?

A: Among our investments in commodities and basic materials, we had particularly strong performance from two mining companies, Phelps-Dodge and Freeport-McMoRan. Within the transportation sector, we had good results from bonds issued by some of the stronger airlines, such as Continental and Northwest. Performance also benefited from investments in high-yield municipal bonds backed by revenues from airport facilities. These issues included securities backed by revenues from Continental Airline gates and maintenance facility in New Jersey, Northwest Air gates in Detroit, British Airways gates in New York, and U.S. Airways gates in Charlotte, N.C.

   We had disappointing results, however, from some chemical industry bonds that, despite positive returns, underperformed the high-yield market. Among the disappointments were bonds issued by Huntsman ICI and Lyondell Chemical. Also detracting from performance were bonds issued by Constar, the manufacturer of plastic containers commonly used by the soft drink industry. Cool weather during the spring months resulted in weak soft drink sales and poor sales for Constar.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03                              (continued)
--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: We believe that the economy and corporate profits should continue to grow, improving corporate balance sheets and supporting the performance of high-yield corporate bonds. Corporate bonds in general have the potential to continue to outperform U.S. Treasury and government agency bonds as the economic expansion continues and higher-quality securities become vulnerable to potential price loss as interest rates rise.

   While the outlook for high-yield bonds appears to be favorable, investors should have realistic expectations and not anticipate that returns will be as high as they have been for the past six months.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount               S&P/Moody's
USD ($)              Ratings                                                                Value
                                  CORPORATE BONDS & NOTES - 113.3%
                                  Energy - 7.3%
                                  Energy Equipment & Services - 0.5%
       1,938,000     B+/B3        Transmontaigne, Inc., 9.125%, 6/1/10 (144A)        $  2,063,970
                                                                                     ------------
                                  Oil & Gas - 6.8%
       9,984,000     B-/B3        Baytex Energy Ltd., 9.625%, 7/15/10                $ 10,445,760
       6,000,000     B/B2         Compton Petroleum Corp., 9.9%, 5/15/09                6,480,000
       5,000,000     B/B2         Dresser, Inc., 9.375%, 4/15/11                        5,250,000
       4,985,000     B+/B2        Energy Partners, Ltd., 8.75%, 8/1/10 (144A)           5,109,625
                                                                                     ------------
                                                                                     $ 27,285,385
                                                                                     ------------
                                  Total Energy                                       $ 29,349,355
                                                                                     ------------
                                  Materials - 21.1%
                                  Chemicals - 11.6%
       8,635,000     BB-/Ba3      ARCO Chemical Co., 9.8%, 2/1/20                    $  6,908,000
       1,685,000     B/B2         Ethyl Corp., 8.875%, 5/1/10                           1,727,125
       7,800,000     BBB-/Baa3    Ferro Corp., 7.125%, 4/1/28                           7,002,895
       2,000,000     BB-/B2       Geon Co., 6.875%, 12/15/05                            1,820,000
 EURO 10,000,000     B-/Caa1      Huntsman International LLC, 10.125%, 7/1/09          10,248,037
       5,000,000     NR/B2        M.A. Hanna Co., 6.875%, 12/1/04                       4,862,500
       5,100,000     BBB-/Ba1     Methanex Corp., 8.75%, 8/15/12                        5,482,500
       5,000,000     B-/Caa1      OM Group, Inc., 9.25%, 12/15/11                       4,962,500
 EURO  3,485,000     BB-/Ba3      Rhodia SA, 9.25%, 6/1/11 (144A)                       3,855,533
                                                                                     ------------
                                                                                     $ 46,869,090
                                                                                     ------------
                                  Construction Materials - 1.6%
       6,000,000     BB-/B1       Texas Industries, Inc., 10.25%, 6/15/11 (144A)     $  6,570,000
                                                                                     ------------
                                  Containers & Packaging - 3.7%
       5,450,000     B/B3         Constar International Inc., 11.0%, 12/1/12         $  4,578,000
       2,000,000     B+/B1        Crown Euro Holdings SA, 9.5%, 3/1/11 (144A)           2,150,000
 EURO  1,950,000     B+/NR        Crown Euro Holdings SA, 10.25%, 3/1/11 (144A)         2,407,124
       1,500,000     CCC-/Caa2    Fonda Group, Inc., Series B, 9.5%, 3/1/07             1,200,000
       4,300,000     B+/B2        Greif Bros. Corp., 8.875%, 8/1/12                     4,654,750
                                                                                     ------------
                                                                                     $ 14,989,874
                                                                                     ------------
                                  Metals & Mining - 3.4%
       5,035,000     B-/B2        Freeport-McMoRan Copper & Gold, Inc.,
                                   10.125%, 2/1/10                                   $  5,626,613
       6,335,000     BBB-/Baa3    Phelps Dodge Corp., 9.5%, 6/1/31                      8,230,464
                                                                                     ------------
                                                                                     $ 13,857,077
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.     7

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount                S&P/Moody's
USD ($)               Ratings                                                                Value
                                   Paper & Forest Products - 0.8%
     1,790,000        D/NR         Corporacion Durango SA de CV, 13.125%,
                                     8/1/06 (a)                                         $    966,600
     4,000,000        NR/NR        Corporacion Durango SA de CV, 13.75%,
                                     7/15/09 (144A) (a)                                    2,080,000
                                                                                        ------------
                                                                                        $  3,046,600
                                                                                        ------------
                                   Total Materials                                      $ 85,332,641
                                                                                        ------------
                                   Industrials - 21.8%
                                   Aerospace & Defense - 3.0%
       730,000        B/B3         Hexcel Corp., 9.875%, 10/1/08                        $    804,825
     7,000,000        CCC+/Caa2    Hexcel Corp., 9.75%, 1/15/09                            7,297,500
     3,670,000        B/B3         K&F Industries, Inc., Series B, 9.625%, 12/15/10        4,037,000
                                                                                        ------------
                                                                                        $ 12,139,325
                                                                                        ------------
                                   Construction & Engineering - 0.9%
NOK 18,000,000        NR/NR        Kvaerner ASA, 0.0%, 10/30/11 (b)                     $  1,329,611
     4,700,000        NR/NR        Kvaerner ASA, 0.0%, 10/30/11 (b)                        2,491,000
                                                                                        ------------
                                                                                        $  3,820,611
                                                                                        ------------
                                   Electrical Equipment - 1.4%
     5,210,000        B-/Ba3       Vestel Electronics Finance, 11.5%,
                                     5/14/07 (144A)                                     $  5,522,600
                                                                                        ------------
                                   Machinery - 3.8%
     1,980,000        B/B3         Hines Nurseries, Inc., 10.25%, 10/1/11 (144A)        $  2,069,100
     3,875,000        B/B2         Manitowac Co., Inc., 10.5%, 8/1/12                      4,417,500
     8,170,000        B+/B3        NMHG Holding Co., 10.0%, 5/15/09                        8,987,000
                                                                                        ------------
                                                                                        $ 15,473,600
                                                                                        ------------
                                   Commercial Services & Supplies - 3.6%
     4,000,000        BB-/Ba3      Allied Waste North America, Inc., 7.875%, 1/1/09     $  4,150,000
     1,000,000        BB-/Ba3      Allied Waste North America, Inc., 9.25%, 9/1/12         1,105,000
     1,850,000        B/B2         Brickman Group, Ltd., Series B, 11.75%,
                                     12/15/09                                              2,081,250
     6,555,000        B-/B3        IESI Corp., 10.25%, 6/15/12                             7,112,175
                                                                                        ------------
                                                                                        $ 14,448,425
                                                                                        ------------
                                   Air Freight & Couriers - 1.2%
     5,235,000        B-/B3        Evergreen International Aviation, Inc., 12.0%,
                                     5/15/10 (144A)                                     $  4,763,850
                                                                                        ------------


8    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                  Value
                            Airlines - 3.2%
 2,065,000     CCC/Caa2     AMR Corp., 9.0%, 8/1/12                              $  1,574,562
 2,000,000     CCC/Caa2     AMR Corp., 10.2%, 3/15/20                               1,345,000
 2,640,000     CCC/Caa2     AMR Corp., 9.8%, 10/1/21                                1,775,400
 2,900,000     CCC+/Caa2    Continental Airlines, Inc., 8.0%, 12/15/05              2,660,750
 2,376,000     B-/Caa1      Northwest Airlines Inc., 8.875%, 6/1/06                 1,823,580
 4,885,000     B-/Caa1      Northwest Airlines Inc., 8.7%, 3/15/07                  3,761,450
                                                                                 ------------
                                                                                 $ 12,940,742
                                                                                 ------------
                            Marine - 2.0%
 7,000,000     BB+/Ba3      CP Ships Ltd., 10.375%, 7/15/12                      $  7,980,000
                                                                                 ------------
                            Road & Rail - 0.7%
   400,000     B+/B1        Grupo Transportacion Ferroviaria Mexicana,
                              SA de CV, 10.25%, 6/15/07                          $    412,000
 2,550,000     B+/B1        Grupo Transportacion Ferroviaria Mexicana,
                              SA de CV, 11.75%, 6/15/09                             2,613,750
                                                                                 ------------
                                                                                 $  3,025,750
                                                                                 ------------
                            Transportation Infrastructure - 2.0%
 8,000,000     B+/B2        Seabulk International Inc., 9.5%, 8/15/13 (144A)     $  8,030,000
                                                                                 ------------
                            Total Industrials                                    $ 88,144,903
                                                                                 ------------
                            Consumer Discretionary - 24.5%
                            Automobiles & Components - 2.4%
 5,350,000     B+/B2        Intermet Corp., 9.75%, 6/15/09                       $  5,269,750
 5,000,000     B/Caa1       Metaldyne Corp., 11.0%, 6/15/12                         4,475,000
                                                                                 ------------
                                                                                 $  9,744,750
                                                                                 ------------
                            Leisure Equipment & Products - 1.7%
 1,985,000     B/B3         American Color Graphics, 10.0%, 6/15/10 (144A)       $  2,099,137
 5,000,000     B/B3         Williams Scotsman, Inc., 9.875%, 6/1/07                 4,925,000
                                                                                 ------------
                                                                                 $  7,024,137
                                                                                 ------------
                            Hotels, Restaurants & Leisure - 8.3%
 4,000,000     CCC+/Caa1    Hollywood Park, Inc., Series B, 9.25%, 2/15/07       $  4,085,000
 7,000,000     B/B2         John Q. Hamons Hotels L.P., Series B,
                              8.875%, 5/15/12                                       7,577,500
 3,985,000     B/B2         Majestic Star Casino LLC, 9.5%, 10/15/10 (144A)         4,094,588
 7,140,000     CCC/Caa1     MeriStar Hospitality Operating Partnership, L.P.,
                              8.75%, 8/15/07                                        7,050,750
 2,990,000     CCC+/B2      MeriStar Hospitality Operating Partnership, L.P.,
                              10.5%, 6/15/09                                        3,229,200
 2,485,000     CCC+/Caa1    Pinnacle Entertainment, Inc. 8.75%, 10/1/13             2,460,150

The accompanying notes are an integral part of these financial statements.     9

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                Value
                            Hotels, Restaurants & Leisure (continued)
 1,875,000     B+/B1        Turning Stone Casino Resort Enterprise, 9.125%,
                              12/15/10 (144A)                                  $  2,013,281
 2,500,000     CCC+/B3      Wynn Las Vegas LLC, 12.0%, 11/1/10                    2,850,000
                                                                               ------------
                                                                               $ 33,360,469
                                                                               ------------
                            Media - 3.1%
   525,000     BB+/Ba1      British Sky Broadcasting Plc, 8.2%, 7/15/09        $    622,893
 2,402,000     BB-/Ba3      EchoStar DBS Corp., 9.125%, 1/15/09                   2,720,265
   525,000     B/B2         Houghton Mifflin Co., 8.25%, 2/1/11                     549,937
   275,000     B/B3         Houghton Mifflin Co., 9.875%, 2/1/13                    291,500
 2,975,000     B-/B3        LodgeNet Entertainment Corp., 9.5%, 6/15/13           3,153,500
 1,330,000     B/B2         Quebecor Media Inc., 0.0%, 7/15/11 (b)                1,130,500
 4,000,000     B-/B3        Vertis, Inc., 10.875%, 6/15/09                        4,110,000
                                                                               ------------
                                                                               $ 12,578,595
                                                                               ------------
                            Distributors - 1.4%
 1,000,000     B-/B3        Wesco Distribution, Inc., 9.125%, 6/1/08           $    995,000
 4,725,000     B-/B3        Wesco Distribution, Inc., Series B,
                              9.125%, 6/1/08                                      4,701,375
                                                                               ------------
                                                                               $  5,696,375
                                                                               ------------
                            Multiline Retail - 3.7%
 3,505,000     B+/B2        Central Garden & Pet Co., 9.125%, 2/1/13           $  3,820,450
   824,000     BB+/Ba3      J.C. Penney Co., Inc., 9.75%, 6/15/21                   856,960
 7,800,000     BB+/Ba3      J.C. Penney Co., Inc., 8.125%, 4/1/27                 7,995,000
 2,215,000     B-/B2        Vicap SA, 11.375%, 5/15/07                            2,165,163
                                                                               ------------
                                                                               $ 14,837,573
                                                                               ------------
                            Specialty Retail - 3.9%
 8,250,000     B/B3         Asbury Automotive Group Inc., 9.0%, 6/15/12        $  8,250,000
 6,883,000     B+/B3        Grupo Elektra SA de CV, 12.0%, 4/1/08                 7,382,018
                                                                               ------------
                                                                               $ 15,632,018
                                                                               ------------
                            Total Consumer Discretionary                       $ 98,873,917
                                                                               ------------
                            Consumer Staples - 6.2%
                            Food & Staples Retailing - 3.0%
 9,000,000     B-/B3        Burns, Philp Capital Property Ltd., 9.75%,
                              7/15/12 (144A)                                   $  9,000,000
 2,985,000     B/B2         Merisant Co., 9.5%, 7/15/13 (144A)                    3,193,950
                                                                               ------------
                                                                               $ 12,193,950
                                                                               ------------

10   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
Amount               S&P/Moody's
USD ($)              Ratings                                                                 Value
                                  Beverages - 2.5%
     5,885,000       BBB-/Baa3    Cia Brasileira de Bebida, 10.5%, 12/15/11           $  6,532,350
     3,350,000       BBB-/Baa3    Cia Brasileira de Bebida, 8.75%, 9/15/13 (144A)        3,383,500
                                                                                      ------------
                                                                                      $  9,915,850
                                                                                      ------------
                                  Food Products - 0.7%
     2,700,000       B-/B2        Chiquita Brands International, Inc.,
                                    10.56%, 3/15/09                                   $  2,976,750
                                                                                      ------------
                                  Total Consumer Staples                              $ 25,086,550
                                                                                      ------------
                                  Health Care - 5.6%
                                  Health Care Providers & Services - 3.2%
     2,985,000       B-/B3        Ardent Health Services, 10.0%, 8/15/13 (144A)       $  3,126,788
     3,985,000       B/B2         NDCHealth Corp., 10.5%, 12/1/12                        4,323,725
     1,265,000       BB+/Ba2      Omnicare, Inc., 6.125%, 6/1/13                         1,239,700
     3,597,000       BB-/B2       PacifiCare Health Systems, Inc., 10.75%, 6/1/09        4,136,550
                                                                                      ------------
                                                                                      $ 12,826,763
                                                                                      ------------
                                  Pharmaceuticals - 2.4%
     5,700,000       B/B3         Alaris Medical Inc., 7.25%, 7/1/11                  $  5,728,500
     3,882,000       B+/B3        Alpharma Inc., 8.625%, 5/1/11 (144A)                   3,901,410
                                                                                      ------------
                                                                                      $  9,629,910
                                                                                      ------------
                                  Total Health Care                                   $ 22,456,673
                                                                                      ------------
                                  Financials - 6.9%
                                  Diversified Financials - 4.7%
     7,950,000       BBB-/Baa3    GATX Financial Corp., 8.875%, 6/1/09                $  8,703,914
EURO 2,000,000       B/B2         MDP Acquisitions Plc, 10.125%, 10/1/12                 2,515,427
     2,485,000       B/B1         Sheridan Group, 10.25%, 8/15/11 (144A)                 2,587,506
SEK 91,115,223       NR/NR        Sydsvenska Kemi AB, 0.0%, 6/9/11                       5,064,967
                                                                                      ------------
                                                                                      $ 18,871,814
                                                                                      ------------
                                  Insurance - 2.2%
     5,300,000       BB-/Ba3      Allmerica Financial Corp., 7.625%, 10/15/25         $  4,823,000
     4,535,000       B+/B1        Presidential Life Corp., 7.875%, 2/15/09               4,217,550
                                                                                      ------------
                                                                                      $  9,040,550
                                                                                      ------------
                                  Total Financials                                    $ 27,912,364
                                                                                      ------------
                                  Information Technology - 5.5%
                                  Communications Equipment - 0.7%
     2,900,000       B-/Caa1      Lucent Technologies Inc., 7.25%, 7/15/06            $  2,791,250
                                                                                      ------------
                                  Electronic Equipment & Instruments - 1.1%
     4,000,000       BB-/Ba2      Sanmina-SCI Corp., 10.375%, 1/15/10                 $  4,690,000
                                                                                      ------------

The accompanying notes are an integral part of these financial statements.    11

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount               S&P/Moody's
USD ($)              Ratings                                                                     Value
                                  Office Electronics - 3.7%
      4,250,000      B+/B1        Xerox Capital (Europe) Plc, 5.875%, 5/15/04             $  4,271,250
     12,500,000      B-/B3        Xerox Capital Trust I, 8.0%, 2/1/27                       10,562,500
                                                                                          ------------
                                                                                          $ 14,833,750
                                                                                          ------------
                                  Total Information Technology                            $ 22,315,000
                                                                                          ------------
                                  Telecommunication Services - 11.6%
                                  Diversified Telecommunication Services - 4.9%
      3,000,000      CCC/B3       Crown Castle International Corp., 0.0%, 5/15/11 (b)     $  3,015,000
      5,522,000      B+/B2        GCI, Inc., 9.75%, 8/1/07                                   5,591,025
      2,980,000      B+/B2        Innova S de R.L., 9.375%, 9/19/13 (144A)                   2,998,625
      8,000,000      B-/B3        TSI Telecommunication Services Inc.,
                                    12.75%, 2/1/09                                           8,020,000
                                                                                          ------------
                                                                                          $ 19,624,650
                                                                                          ------------
                                  Wireless Telecommunications Services - 6.7%
      3,000,000      C/Caa3       Alamosa PCS Holdings, Inc., 0.0%, 2/15/10 (b)           $  2,370,000
      4,000,000      CCC+/B3      Dobson Communications Corp., 8.875%,
                                    10/1/13 (144A)                                           4,045,000
      4,855,000      CCC+/B3      MetroPCS, Inc., 10.75%, 10/1/11 (144A)                     4,952,100
      5,150,000      CCC+/B3      Mobifon Holdings BV, 12.5%, 7/31/10 (144A)                 5,613,500
      2,025,000      B+/Ba3       Mobile Telesystems, 10.95%, 12/21/04                       2,151,562
      3,230,000      B+/Ba3       Mobile Telesystems, 9.75%, 1/30/08 (144A)                  3,456,100
      3,600,000      B+/B2        Nextel Communications, Inc., 7.375%, 8/1/15                3,636,000
 EURO   600,000      BB-/Ba3      PTC International Finance II SA, 11.25%, 12/1/09             766,856
                                                                                          ------------
                                                                                          $ 26,991,118
                                                                                          ------------
                                  Total Telecommunication Services                        $ 46,615,768
                                                                                          ------------
                                  Utilities - 2.8%
                                  Electric Utilities - 1.6%
      3,100,000      BBB-/Baa3    Empresa Electrica Guacolda SA, 8.625%,
                                    4/30/13 (144A)                                        $  3,282,776
      2,910,000      NR/NR        PG&E Corp., 6.875%, 7/15/08 (144A)                         3,055,500
                                                                                          ------------
                                                                                          $  6,338,276
                                                                                          ------------
                                  Multi-Utilities - 1.2%
      4,500,000      B/Caa1       Coastal Corp., 7.5%, 8/15/06                            $  4,005,000
      1,000,000      B/Caa1       El Paso Corp., 7.875%, 6/15/12                               840,000
                                                                                          ------------
                                                                                          $  4,845,000
                                                                                          ------------
                                  Total Utilities                                         $ 11,183,276
                                                                                          ------------
                                  TOTAL CORPORATE BONDS & NOTES
                                  (Cost $430,697,426)                                     $457,270,447
                                                                                          ------------

12    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                             Value
                            CONVERTIBLE BONDS & NOTES - 8.9%
                            Leisure Equipment & Products - 1.4%
 5,900,000     BB/NR        Aristocrat Leisure Limited, 5.0%, 5/31/06       $  5,487,000
                                                                            ------------
                            Total Leisure Equipment & Products              $  5,487,000
                                                                            ------------
                            Health Care - 3.7%
                            Biotechnology - 1.3%
 4,000,000     CCC/NR       Human Genome Sciences, Inc., 3.75%, 3/15/07     $  3,445,000
 2,000,000     NR/NR        Vertex Pharmaceuticals Inc., 5.0%, 9/19/07         1,690,000
                                                                            ------------
                                                                            $  5,135,000
                                                                            ------------
                            Pharmaceuticals - 2.4%
10,060,000     NR/NR        IVAX Corp., 4.5%, 5/15/08                       $  9,871,375
                                                                            ------------
                            Total Health Care                               $ 15,006,375
                                                                            ------------
                            Information Technology - 3.8%
                            Communications Equipment - 2.9%
 9,000,000     B-/B2        Juniper Networks, Inc., 4.75%, 3/15/07          $  8,775,000
 3,225,000     B/B3         Nortel Networks, 4.25%, 9/1/08                     2,846,063
                                                                            ------------
                                                                            $ 11,621,063
                                                                            ------------
                            Electronic Equipment & Instruments - 0.9%
 4,000,000     B/B1         SCI Systems, Inc., 3.0%, 3/15/07                $  3,625,000
                                                                            ------------
                            Total Information Technology                    $ 15,246,063
                                                                            ------------
                            TOTAL CONVERTIBLE BONDS & NOTES
                            (Cost $31,178,118)                              $ 35,739,438
                                                                            ------------
                            MUNICIPAL BONDS - 6.6%
                            Florida - 1.7%
 1,000,000     NR/NR        Capital Tribal Agency Rev., Seminole Tribe,
                              8.95%, 10/1/33                                $  1,106,080
 4,800,000     NR/NR        Capital Tribal Agency Rev., Seminole Tribe,
                              10.0%, 10/1/33                                   5,652,624
                                                                            ------------
                                                                            $  6,758,704
                                                                            ------------
                            Indiana - 0.5%
 2,000,000     CCC/Caa3     East Chicago Industrial Pollution Ctl. Rev.,
                              7.125%, 6/1/07                                $  1,146,540
 2,010,000     D/Ca         Indianapolis, Arpt. Auth. Rev. Spl. Fac.,
                              United Airlines, 6.5%, 11/15/31 (a)                804,000
                                                                            ------------
                                                                            $  1,950,540
                                                                            ------------
                            Michigan - 0.6%
 3,000,000     NR/NR        Wayne Charter County, Spl. Arpt. Facs. Rev.,
                              6.75%, 12/1/15                                $  2,616,420
                                                                            ------------

The accompanying notes are an integral part of these financial statements.    13

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount                S&P/Moody's
USD ($)               Ratings                                                                   Value
                                   New Jersey - 1.0%
        4,525,000     B/Caa2       New Jersey Economic Dev. Auth. Rev.,
                                     7.0%, 11/15/30                                       $ 4,008,064
                                                                                          -----------
                                   New York - 1.6%
        7,225,000     BB+/Ba2      New York City Ind. Dev. Agcy., British Airways Plc
                                     Project, 7.625%, 12/1/32                             $ 6,668,819
                                                                                          -----------
                                   North Carolina - 1.2%
        4,800,000     NR/NR        Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                     Airport, 5.60%, 7/1/27                               $ 3,081,600
        2,000,000     NR/NR        Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                     Airport, 7.75%, 2/1/28                                 1,647,500
                                                                                          -----------
                                                                                          $ 4,729,100
                                                                                          -----------
                                   TOTAL MUNICIPAL BONDS
                                   (Cost $23,080,593)                                     $26,731,647
                                                                                          -----------
                                   SOVEREIGN DEBT OBLIGATIONS - 2.7%
                                   Brazil - 1.4%
ITL 6,000,000,000     B+/B2        Banco Nacional de Desenvolimento Bndes,
                                     8.0%, 4/28/10                                        $ 3,076,365
        1,000,000     B+/B2        Federal Republic of Brazil, 10.25%, 6/17/13                977,500
        1,834,801     B+/B2        Federal Republic of Brazil-C Bonds, 8.0%,
                                     4/15/14                                                1,675,173
                                                                                          -----------
                                                                                          $ 5,729,038
                                                                                          -----------
                                   Ecuador - 0.7%
        4,515,000     CCC+/Caa2    Federal Republic of Ecuador, 7.0%,
                                     8/15/30 (144A)                                       $ 2,837,677
                                                                                          -----------
                                   Russia - 0.6%
        2,320,000     BB/Ba2       Russian Federation, 5.0%, 3/31/30                      $ 2,198,200
                                                                                          -----------
                                   TOTAL SOVEREIGN DEBT OBLIGATIONS
                                   (Cost $9,642,971)                                      $10,764,915
                                                                                          -----------
Shares
                                   CONVERTIBLE PREFERRED STOCK - 0.6%
                                   Information Technology - 0.6%
                                   Communications Equipment - 0.6%
           30,000                  Lucent Technologies Capital Trust I, 7.75%             $ 2,467,670
                                                                                          -----------
                                   TOTAL CONVERTIBLE PREFERRED STOCK
                                   (Cost $2,142,021)                                      $ 2,467,670
                                                                                          -----------

14    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                   Value
                            TEMPORARY CASH INVESTMENTS - 8.0%
                            Repurchase Agreement - 3.2%
12,900,000                  UBS Finance Inc., 0.7%, dated 9/30/03, repur-
                            chase price of $12,900,000, plus accrued interest
                            on 10/1/03 collaterized by $21,612,000 U.S.
                            Treasury Notes, 1.625%, 4/30/05                      $  12,900,000
                                                                                 -------------
                            TOTAL REPURCHASE AGREEMENT                           $  12,900,000
                                                                                 -------------
                            Security Lending Collateral - 4.8%
19,467,203                  Securities Lending Investment Fund, 1.04%            $  19,467,203
                                                                                 -------------
                            TOTAL SECURITY LENDING COLLATERAL                    $  19,467,203
                                                                                 -------------
                            TOTAL TEMPORARY CASH INVESTMENTS
                            (Cost $32,367,203)                                   $  32,367,203
                                                                                 -------------
                            TOTAL INVESTMENTS IN SECURITIES - 140.1%
                            (Cost $529,108,332) (c) (d) (e) (f)                  $ 565,341,320
                                                                                 -------------
                            Liabilities In Excess of Other Assets - (2.7)%       $ (10,701,193)
                                                                                 -------------
                            Preferred Shares at Redempetion Value - (37.4)%      $(151,000,000)
                                                                                 -------------
                            Net Assets Applicable to Common
                            Shareowners - 100.0%                                 $ 403,640,127
                                                                                 =============

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
       September 30, 2003, the value of these securities amounted to $108,263,240 or 26.8% of total net assets.

(a)    Security is in default and is non-income producing.
(b)    Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)    At September 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $529,562,069 was as follows:
       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                                   $42,963,176
       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                                    (7,183,925)
                                                                                   -----------
       Net unrealized gain                                                         $35,779,251
                                                                                   ===========
(d)    As of March 31, 2003, the Trust had a net capital loss carryforward of $3,992,595 which will expire March 31, 2011 if not utilized.
(e)    The Trust elected to defer approximately $17,257,854 of capital losses recognized between
       November 1, 2002 to its fiscal year ended March 31, 2003.


The accompanying notes are an integral part of these financial statements.    15

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(f) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
       United States                                                    76.3%
       Canada                                                            6.1
       Mexico                                                            3.3
       Brazil                                                            2.8
       Australia                                                         2.5
       France                                                            1.5
       Russia                                                            1.4
       Netherlands                                                       1.0
       Turkey                                                            1.0
       Great Britain                                                     0.9
       Sweden                                                            0.9
       Norway                                                            0.7
       Chile                                                             0.6
       Ecuador                                                           0.5
       Ireland                                                           0.4
       Poland                                                            0.1
                                                                       -----
                                                                       100.0%
                                                                       =====

       Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2003, aggregated $226,895,560 and $189,501,385, respectively.

       Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
       EURO Euro
       ITL Italian Lira
       NOK Norwegian Krone
       SEK Swedish Krona


16    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (including securities loaned
   of $19,467,203) (cost $529,108,332)                                $565,341,320
  Cash                                                                   2,627,984
  Receivables -
   Investment securities sold                                            3,420,037
   Interest and foreign tax reclaim                                     12,042,265
   Reinvestment of distributions                                           106,878
  Prepaid expenses                                                          34,265
                                                                      -------------
       Total assets                                                   $583,572,749
                                                                      -------------
LIABILITIES:
  Payables -
   Investment securities purchased                                    $  8,688,827
   Upon return of securities loaned                                     19,467,203
   Forward foreign currency portfolio hedge contract - net                 263,059
   Due to custodian - foreign currencies, at value
     (cost $184,525)                                                        49,201
   Offering costs payable                                                  111,926
  Due to affiliates                                                        270,297
  Accrued expenses                                                          82,109
                                                                      -------------
       Total liabilities                                              $ 28,932,622
                                                                      -------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,040 shares      $151,000,000
                                                                      -------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                     $380,078,179
  Distributions in excess of net investment income                      (1,952,633)
  Accumulated net realized loss on investments and foreign
   currency transactions                                               (10,241,391)
  Net unrealized gain on investments                                    36,232,988
  Net unrealized loss on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies         (477,016)
                                                                      -------------
     Net assets applicable to common shareowners                      $403,640,127
                                                                      =============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Based on $403,640,127/26,723,270 common shares                      $      15.10
                                                                      =============


The accompanying notes are an integral part of these financial statements.    17

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/03

INVESTMENT INCOME:
  Interest                                                $24,309,708
  Dividends                                                    62,685
  Income from securities loaned, net                           50,144
                                                          -----------
     Total investment income                                             $24,422,537
                                                                         -----------
EXPENSES:
  Management fees                                         $ 1,517,242
  Transfer agent fees                                          42,657
  Auction agent fees                                          146,308
  Custodian fees                                               18,924
  Registration fees                                            17,500
  Professional fees                                            27,996
  Printing fees                                                 4,453
  Trustees' fees                                                5,791
  Miscellaneous                                                16,371
                                                          -----------
     Total expenses                                                      $ 1,797,242
                                                                         -----------
       Net investment income                                             $22,625,295
                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
   Investments                                            $10,660,284
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        699,302    $11,359,586
                                                          -----------    -----------
  Net unrealized gain (loss) from:
   Investments                                            $34,764,225
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies       (581,029)   $34,183,196
                                                          -----------    -----------
   Net gain on investments and foreign currencies
     transactions                                                        $45,542,782
                                                                         -----------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM NET
INVESTMENT INCOME                                                        $  (672,211)
                                                                         -----------
  Net increase in net assets applicable to common
   shareowners resulting from operations                                 $67,495,866
                                                                         ===========


18    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/03 and the Period Ended 3/31/03

                                                                              4/25/02
                                                           Six Months       (Commence-
                                                             Ended            ment of
                                                            9/30/03        Operations) to
                                                          (unaudited)         3/31/03
FROM OPERATIONS:
  Net investment income                                  $  22,625,295     $  37,219,346
  Net realized gain (loss) on investments and foreign
   currency transactions                                    11,359,586       (22,891,033)
  Net unrealized gain on investments and foreign
   currency transactions                                    34,183,196         1,572,776
  Distributions to preferred shareowners from net
   investment income                                          (672,211)       (1,181,983)
                                                         -------------     -------------
   Net increase in net assets applicable to common
     shareowners resulting from operations               $  67,495,866     $  14,719,106
                                                         -------------     -------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
  Net investment income ($0.83 and $1.38 per
   share, respectively)                                  $ (22,026,890)    $ (36,626,134)
                                                         -------------     -------------
   Total distributions to common shareowners             $ (22,026,890)    $ (36,626,134)
                                                         -------------     -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares        $           -     $ 343,800,000
  Net proceeds from underwriters' over-allotment
   option exercised                                                  -        37,245,000
  Reinvestment of distributions                                714,749           869,326
  Common share offering expenses charged
   to paid-in capital                                                -          (741,715)
Preferred share offering expenses charged
  to paid-in capital                                          (666,972)       (1,242,212)
                                                         -------------     -------------
   Net increase in net assets applicable to
     common shareowners resulting from Trust
     share transactions                                  $      47,777     $ 379,930,399
                                                         -------------     -------------
   Net increase in net assets applicable
     to common shareowners                               $  45,516,753     $ 358,023,371
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Beginning of period                                      358,123,374           100,003
                                                         -------------     -------------
  End of period (including distributions in excess of
   net investment income of $1,952,633 and
   $1,878,827, respectively)                             $ 403,640,127     $ 358,123,374
                                                         =============     =============

                                    9/03 Shares    9/03 Amount     3/03        3/03
                                    (unaudited)    (unaudited)    Shares      Amount
Reinvestment of distributions          49,195        $714,749     67,094     $869,326
                                       ------        --------     ------     --------
Net Increase                           49,195        $714,749     67,094     $869,326
                                       ======        ========     ======     ========

The accompanying notes are an integral part of these financial statements.    19

Pioneer High Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months   April 25, 2002
                                                                   Ended            to
                                                                  9/30/03     March 31, 2003
                                                                (unaudited)         (b)
Per Common Share Operating Performance (a)
Net asset value, beginning of period                             $  13.43        $  14.33+
                                                                 --------        --------
Increase (decrease) from investment operations:
  Net investment income                                              0.85            1.41
  Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                 1.70           (0.81)
  Distributions to preferred shareowners from net
   investment income                                                (0.02)          (0.04)
                                                                 --------        --------
  Net increase from investment operations                        $   2.53        $   0.56
Distributions to common shareowners:
  Net investment income                                             (0.83)          (1.38)
Capital charge with respect to issuance of:
  Common shares                                                         -           (0.03)
  Preferred shares                                                  (0.03)          (0.05)
                                                                 --------        --------
Net increase (decrease) in net asset value                       $   1.67        $  (0.90)
                                                                 --------        --------
Net asset value, end of period*                                  $  15.10        $  13.43
                                                                 --------        --------
Market value, end of period*                                     $  15.29        $  14.49
                                                                 ========        ========
Total return++                                                      11.59%           7.29%
Ratios to average net assets of common shareowners
  Net expenses+++                                                    0.93%**         0.87%**
  Net investment income before preferred share dividends+++         11.65%**        11.62%**
  Preferred share dividends                                          0.35%**         0.37%**
  Net investment income available to common shareowners             11.30%**        11.25%**
Portfolio turnover                                                     38%             49%
Net assets of common shareowners, end of period
  (in thousands)                                                 $403,640        $358,123
Preferred shares outstanding (in thousands)                      $151,000        $101,000
Asset coverage per preferred share, end of period                $ 91,828        $113,647
Average market value per preferred share                         $ 25,000        $ 25,000
Liquidation value per preferred share                            $ 25,000        $ 25,003
Ratios to average net assets of common shareowners before
  reimbursement of organization expenses
  Net expenses+++                                                    0.93%**         0.88%**
  Net investment income before preferred share dividends+++         11.65%**        11.61%**
  Preferred share dividends                                          0.35%**         0.37%**
  Net investment income available to common shareowners             11.30%**        11.24%**

(a) The per share data presented above is based upon the average common shares outstanding for the period presented.
(b) Trust shares were first publicly offered on April 26, 2002.
* Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
**  Annualized.
+ Net asset value immediately after the closing of the first public offering was $14.30.
++ Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized.
+++ Ratios in return do not reflect the effect of dividend payments to preferred shareowners.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

20    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Income Trust (the "Trust") was organized as a Delaware business trust on January 30, 2002. Prior to commencing operations on April 25, 2002, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Investment Management, Inc. (PIM), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. PIM has reimbursed the amount by which the aggregate of all the Trust's organizational expenses and offering costs (other than the sales load) exceeded $0.03 per share of the common offering. The investment objective of the Trust is to seek a high level of current income and the Trust may seek capital appreciation to the extent consistent with its investment objective.

The Trust invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, and expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Market discount and premium on fixed income securities are accreted or amortized daily on an effective yield to maturity basis. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis. Temporary cash investments are valued at amortized cost.

    The Trust's investments in foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

D.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

The tax character of distributions paid during the period ended March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                  2003
  Distributions paid from:
  Ordinary Income                                             $37,808,117
  Net long-term capital gains                                           -
                                                              -----------
  Total taxable distribution                                  $37,808,117
                                                              ===========
--------------------------------------------------------------------------------

The following shows components of distributable earnings on a federal income tax basis at March 31, 2003. These amounts do not include the capital loss carryforward.

--------------------------------------------------------------------------------

  Undistributed ordinary income                                $3,439,995
  Undistributed long-term gains                                         -
  Unrealized appreciation                                       1,032,717
                                                               ----------
  Total                                                        $4,472,712
                                                               ==========
--------------------------------------------------------------------------------

The difference between book/basis and tax-basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, and differences in the accrual of income on securities in default.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Trust's custodian acting as the lending agent. When entering into a loan, the Trust receives

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Trust also continues to receive interest or dividends on the securities loaned and unrealized gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the securities lending arrangement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement

PIM manages the Trust's portfolio. Management fees are calculated weekly at the annual rate of 0.60% of the Trust's average weekly managed assets. "Managed assets" is the average weekly value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by the Trust. PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. PIM pays Princeton Administrators, L.P. a monthly fee at an annual rate of 0.10% of the average weekly value of the Trust's managed assets, subject to a minimum monthly fee of $10,000. Princeton Administrators, L.P. receives no compensation directly from the Trust.

3. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar,

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares (AMPS). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Expense Offsets

The Trust may enter into certain expense offset arrangements resulting in a reduction in the Trust's total expenses. As of September 30, 2003, the Trust's expenses were not reduced under such arrangements.

5. Forward Foreign Currency Contracts

During the six months ended September 30, 2003, the Trust had entered into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of the portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. At September 30, 2003, the Trust had no forward currency settlement contracts. The Trust's gross outstanding portfolio hedge contracts receivable and payable were $20,682,000 and $20,945,059, respectively, resulting in a net payable of $263,059.

6. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 26,723,270 common shares of beneficial interest outstanding at September 30, 2003 PIM owned 6,981 shares.

During the six months ended September 30, 2003 and the period ended March 31, 2003, the Trust issued 49,195 and 67,094 shares, respectively, in connection with the Trust's dividend reinvestment plan.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2003, there were 6,040 AMPS ("preferred shares") as follows:
Series M7-2,020, Series W28-2,020 and Series TH7-2,000. On August 1, 2003, the Trust reclassified and issued 2,000 shares of common shares into Series TH. Estimated offering costs of $166,972 and underwriting discounts of $500,000 have been charged to paid-in capital.

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Dividends on Series M7 AMPS and Series TH7 AMPS are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on Series W28 AMPS are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 1.00% to 1.35% during the six months ended September 30, 2003.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

7. Subsequent Events

Subsequent to September 30, 2003 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.1375 per common share payable October 31, 2003, to shareowners of record on October 20, 2003.

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For the period October 1, 2003 to October 31, 2003, dividends declared on preferred shares totaled $145,045 in aggregate for the three outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer High Income Trust

--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On October 28, 2003, the Trust held a special meeting of shareowners to select two trustees. Over one third of the outstanding common and preferred shares were represented, in person or by proxy, thereby constituting a quorum. The Trustees were elected - here are the detailed results of the vote.

Proposal 1 - To elect two Trustees.

Trustee elected by vote of combined common and preferred shareowners.

                                              Shares Voted
                      Total Shares            ------------
Nominee               Outstanding*     Affirmative     Withheld

Mary K. Bush          26,722,232       24,827,810      340,524

Trustee Elected by preferred shareowners only.

                                                  Shares Voted
                          Total Shares            ------------
Nominee                   Outstanding*     Affirmative     Withheld

Marguerite A. Piret       6,040            4,233           21

* Outstanding shares on record as of September 4, 2003.

Pioneer High Income Trust

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                         Officers Trustees
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Pioneer High Income Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

 U.S. Equity                                   Fixed Income
 Pioneer Fund                                  Pioneer America Income Trust
 Pioneer Balanced Fund                         Pioneer Bond Fund
 Pioneer Core Equity Fund                      Pioneer High Yield Fund
 Pioneer Equity Income Fund                    Pioneer Stable Value Fund
 Pioneer Growth Shares                         Pioneer Strategic Income Fund
 Pioneer Mid Cap Growth Fund                   Pioneer Tax Free Income Fund
 Pioneer Mid Cap Value Fund
 Pioneer Real Estate Shares                    Money Market
 Pioneer Small Cap Value Fund                  Pioneer Cash Reserves Fund*
 Pioneer Small Company Fund
 Pioneer Value Fund

 International/Global Equity
 Pioneer Emerging Markets Fund
 Pioneer Europe Select Fund
 Pioneer Europe Fund
 Pioneer International Equity Fund
 Pioneer International Value Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                              1-800-288-9541

Telecommunications Device for the Deaf (TDD)                     1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                                        Write to
General inquiries, lost dividend checks                    P.O. Box 3315
                                                           South Hackensack, NJ
                                                           07606-1915

Change of address, account consolidation                   P.O. Box 3316
                                                           South Hackensack, NJ
                                                           07606-1916

Lost stock certificates                                    P.O. Box 3317
                                                           South Hackensack, NJ
                                                           07606-1917

Stock transfer                                             P.O. Box 3312
                                                           South Hackensack, NJ
                                                           07606-1912

Dividend reinvestment plan (DRIP)                          P.O. Box 3338
                                                           South Hackensack, NJ
                                                           07606-1938

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    14304-00-1003
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 26, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 26, 2003

* Print the name and title of each signing officer under his or her signature.